UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04525

T. Rowe Price California Tax-Free Income Trust

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: May 31, 2014

Item 1. Schedule of Investments

California Tax-Free Income Trust	May 31, 2014

T. Rowe Price California Tax-Free Bond Fund

(Unaudited)

PORTFOLIO OF INVESTMENTS ‡

(Amounts in 000s)

	Par	$ Value
MUNICIPAL SECURITIES 99.2%		
CALIFORNIA 98.1%		
ABAG Fin. Auth. for Nonprofit Corp., Odd Fellows Home 5.00%, 4/1/32	2,700	2,999
ABAG Fin. Auth. for Nonprofit Corp., Odd Fellows Home 5.00%, 4/1/42	1,000	1,076
ABAG Fin. Auth. for Nonprofit Corp., Sharp Healthcare 5.00%, 8/1/43	2,400	2,621
Alameda Corridor Transportation Auth., 5.00%, 10/1/29 (1)	3,700	4,189
Anaheim PFA, 5.375%, 10/1/36	2,500	2,927
Bay Area Toll Auth., San Francisco Area F1, 5.625%, 4/1/44	3,000	3,416
Brea PFA, Redev. Agency, Tax Allocation, 7.125%, 9/1/26	1,200	1,378
California, Economic Recovery, 5.00%, 7/1/22	1,000	1,095
California, Economic Recovery, 5.25%, 7/1/21	2,500	2,991
California, GO, 5.00%, 9/1/31	3,000	3,382
California, GO, 5.00%, 11/1/43	2,300	2,542
California, Variable Purpose, GO, 5.00%, 9/1/31	2,500	2,860
California, Variable Purpose, GO, 5.00%, 4/1/37	5,000	5,554
California, Variable Purpose, GO, 5.00%, 4/1/43	2,550	2,804
California, Variable Purpose, GO, 5.50%, 3/1/40	2,000	2,307
California, Veterans Housing, 5.05%, 12/1/36 (2)	605	610
California County Tobacco Securitization Agency Tobacco Industry, STEP, 5.25%, 6/1/21	2,055	2,064
California Dept. of Water Resources, Power Supply, Series K 5.00%, 5/1/22	3,000	3,486
California Dept. of Water Resources, Power Supply, Series L 5.00%, 5/1/22	2,000	2,381
California EFA, Chapman Univ., 5.00%, 4/1/31	1,750	1,924
California EFA, Pepperdine Univ., 5.00%, 9/1/33	2,000	2,279
California EFA, Univ. of Southern California, 5.25%, 10/1/38	3,250	3,701
California EFA, Univ. of the Pacific, 5.00%, 11/1/21	1,000	1,059

California HFA, Catholic Healthcare West, Dignity Health 5.625%, 7/1/32	3,605	3,697
California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/16	350	373
California HFA, Cedars-Sinai Medical Center, 5.00%, 8/15/21	1,000	1,201
California HFA, Cedars-Sinai Medical Center, 5.00%, 8/15/39	2,490	2,675
California HFA, Lucile Packard Children's Hosp. 1.45%, 8/15/23 (Tender 3/15/17)	2,000	2,038
California HFA, Providence Health & Services, 6.50%, 10/1/38 (Prerefunded 10/1/18) (3)	3,385	4,006
California HFA, Providence Health & Services, 6.50%, 10/1/38 (Prerefunded 10/1/18) (3)	65	80
California HFA, Saint Joseph Health, 5.00%, 7/1/37	3,385	3,755
California HFA, Saint Joseph Health, VRDN, 0.06%, 7/1/41	645	645
California HFA, Scripps Health, 5.50%, 10/1/20	2,000	2,375
California HFA, Stanford Hosp. and Clinics, 5.00%, 8/15/42	2,500	2,730
California HFA, Sutter Health, 5.25%, 8/15/31	5,250	5,959
California Housing Fin. Agency, Single Family Mortgage 5.20%, 8/1/28	1,645	1,682
California Housing Fin. Agency, Single Family Mortgage 5.55%, 8/1/33 (2)	2,510	2,529
California Infrastructure & Economic Dev. Bank, Independent System Operator, 6.25%, 2/1/39 (Prerefunded 2/1/15) (3)	2,000	2,081
California Infrastructure & Economic Dev. Bank, J. Paul Getty Trust, 0.34%, 10/1/47 (Tender 4/1/16)	4,000	3,999
California Infrastructure & Economic Dev. Bank, Pacific Gas & Electric, VRDN, 0.03%, 12/1/16	5,735	5,735
California Infrastructure & Economic Dev. Bank, Pepperdine Univ., 5.00%, 11/1/28	430	499
California Infrastructure & Economic Dev. Bank, Scripps Research Institute, 5.75%, 7/1/30	1,000	1,004
California Municipal Fin. Auth., Cancer Center of Santa Barbara 5.00%, 6/1/31 (4)	1,410	1,438
California Municipal Fin. Auth., Caritas Affordable Housing 5.25%, 8/15/39	500	522

California Municipal Fin. Auth., Caritas Affordable Housing 5.25%, 8/15/49	1,425	1,482
California Pollution Control Fin. Auth., Republic Services 0.50%, 8/1/23 (Tender 8/1/14) (2)(5)	3,000	3,000
California Pollution Control Fin. Auth., Waste Management, PCR 1.875%, 4/1/25 (Tender 4/1/15) (2)	3,500	3,543
California Pollution Control Fin. Auth., Waste Management, PCR 5.00%, 7/1/27 (2)	1,500	1,554
California Pollution Control Fin. Auth., Waste Management, PCR 5.40%, 4/1/25 (2)	1,000	1,037
California Public Works Board, 5.00%, 6/1/25	2,000	2,353
California Public Works Board, 5.00%, 12/1/28 (Prerefunded 12/1/21) (3)	4,000	4,928
California Public Works Board, 5.00%, 10/1/31	1,200	1,321
California Public Works Board, 5.00%, 10/1/34	1,275	1,433
California Public Works Board, 5.25%, 3/1/21 (6)	2,455	2,464
California Public Works Board, 5.25%, 10/1/27	2,000	2,289
California Public Works Board, Judicial Council, 5.00%, 3/1/38	1,250	1,367
California Public Works Board, Univ. of California Regents 5.00%, 10/1/26 (Prerefunded 10/1/16) (3)	1,350	1,496
California Public Works Board, Univ. of California Regents 5.50%, 6/1/14 (7)	545	545
California State Univ. Trustees, 5.00%, 11/1/23 (Prerefunded 11/1/15) (3)(8)	2,805	2,997
California State Univ. Trustees, 5.00%, 11/1/23 (8)	1,195	1,274
California Statewide CDA, American Baptist Homes of the West 5.00%, 10/1/43	1,250	1,269
California Statewide CDA, American Baptist Homes of the West 6.25%, 10/1/39	2,690	2,903
California Statewide CDA, Che Trinity, 5.00%, 12/1/41	3,735	4,013
California Statewide CDA, Chevron USA, VRDN, 0.04%, 5/15/24	1,000	1,000
California Statewide CDA, Cottage Health, 5.00%, 11/1/40	2,850	3,000
California Statewide CDA, Enloe Medical Center 5.75%, 8/15/38	1,365	1,506

California Statewide CDA, Episcopal Communities & Services 5.00%, 5/15/42	1,500	1,540
California Statewide CDA, Front Porch Communities (Internext) 5.125%, 4/1/37 (5)	3,700	3,754
California Statewide CDA, Huntington Memorial Hosp. 5.00%, 7/1/27	2,000	2,077
California Statewide CDA, John Muir Health VRDN, 0.03%, 8/15/36	1,480	1,480
California Statewide CDA, Kaiser Permanente, 5.00%, 4/1/42	7,555	8,169
California Statewide CDA, Kaiser Permanente VRDN, 0.04%, 4/1/38	1,200	1,200
California Statewide CDA, Polytechnic School, 5.00%, 12/1/29	2,500	2,689
California Statewide CDA, Polytechnic School, 5.00%, 12/1/34	1,000	1,061
California Statewide CDA, Sutter Health, 5.00%, 8/15/32	6,200	6,851
California Statewide CDA, Terraces at San Joaquin Gardens 6.00%, 10/1/42	680	712
California Statewide CDA, Terraces at San Joaquin Gardens 6.00%, 10/1/47	2,250	2,350
Carson Redev. Agency, Tax Allocation, 7.00%, 10/1/36	1,250	1,443
Castaic Union School Dist., Capital Appreciation, GO Zero Coupon, 5/1/18 (9)	2,905	2,540
Chula Vista Industrial Dev., PCR, San Diego Gas & Electric 5.50%, 12/1/21 (2)	3,000	3,071
Contra Costa Water Dist., 5.00%, 10/1/33	1,000	1,143
Foothill/Eastern Transportation Corridor Agency Zero Coupon, 1/1/17 (7)	2,000	1,969
Golden State Tobacco Securitization Corp., Tobacco Industry 4.50%, 6/1/27	1,970	1,790
Golden State Tobacco Securitization Corp., Tobacco Settlement 5.00%, 6/1/35 (9)	1,295	1,341
Golden State Tobacco Securitization Corp., Tobacco Settlement 5.00%, 6/1/45 (9)	2,000	2,047
Inland Valley Dev. Agency, Tax Allocation, 5.25%, 9/1/37	3,100	3,447
Intermodal Container Transfer Fac., Union Pacific 5.75%, 11/1/14 (6)	1,500	1,534

Irvine, 3.00%, 9/2/14	500	503
Irvine, 4.00%, 9/2/17	1,215	1,321
Irvine, VRDN, 0.04%, 9/2/23	900	900
Jefferson Union High School Dist., GO, 6.45%, 8/1/25 (8)	1,250	1,616
Jefferson Union High School Dist., San Mateo High School, GO 6.45%, 8/1/29 (8)	1,000	1,308
Long Beach Bond Fin. Auth., Natural Gas, Merrill Lynch 5.50%, 11/15/37	2,000	2,382
Long Beach Harbor, 6.00%, 5/15/17 (2)(9)	1,000	1,151
Los Angeles Airport, 5.00%, 5/15/28	5,000	5,763
Los Angeles Airport, 5.125%, 5/15/33	5,500	6,114
Los Angeles Airport, 5.25%, 5/15/39	1,775	2,022
Los Angeles County Public Works Fin. Auth., 5.00%, 12/1/27 (8)	4,170	4,429
Los Angeles County Public Works Fin. Auth., 5.00%, 8/1/42	4,000	4,296
Los Angeles County Public Works Fin. Auth., Rowland Heights 5.50%, 10/1/18 (1)	790	868
Los Angeles Dept. of Water & Power Electric, 5.00%, 7/1/29	4,500	5,221
Los Angeles Dept. of Water & Power Waterworks 5.00%, 7/1/31 (6)	2,000	2,168
Los Angeles Dept. of Water & Power Waterworks VRDN, 0.03%, 7/1/35	1,300	1,300
Los Angeles Dept. of Water & Power Waterworks VRDN, 0.05%, 7/1/35	900	900
Los Angeles Harbor Dept., 7.60%, 10/1/18 (7)	1,785	2,070
Los Angeles Municipal Improvement Corp., Real Property 5.00%, 3/1/42	2,490	2,632
Los Angeles Wastewater, 5.00%, 6/1/32	4,550	5,176
Modesto Irrigation Dist., 5.00%, 7/1/23 (Prerefunded 7/1/14) (1)(3)	3,030	3,043
Morgan Hill Redev. Agency, 5.00%, 9/1/32	825	928
Morgan Hill Redev. Agency, 5.00%, 9/1/33	2,175	2,433
Mountain View Shoreline Regional Park Community 5.75%, 8/1/40	1,500	1,668

Northern California Power Agency, Hydroelectric, 5.00%, 7/1/32	1,400	1,566
Oakland, GO, 5.00%, 1/15/26 (6)	2,445	2,613
Oceanside Unified School Dist., Capital Appreciation Zero Coupon, GO, 8/1/28 (10)	5,000	2,775
Orange County Sanitation Dist., COP, 5.00%, 2/1/35	1,500	1,698
Palm Springs, Int'l. Airport, 5.35%, 7/1/15 (2)	455	464
Palm Springs, Int'l. Airport, 5.55%, 7/1/28 (2)	440	441
Palm Springs, Int'l. Airport, 6.00%, 7/1/18 (2)	250	255
Palm Springs, Int'l. Airport, 6.40%, 7/1/23 (2)	250	255
Palm Springs, Int'l. Airport, 6.50%, 7/1/27 (2)	230	235
Palo Alto, Capital Improvement Bond Act of 1915, Univ. Ave. Off-Street Parking Assessment, 5.00%, 9/2/26	975	1,074
Palo Alto, Capital Improvement Bond Act of 1915, Univ. Ave. Off-Street Parking Assessment, 5.00%, 9/2/27	500	548
Palo Alto, Capital Improvement Bond Act of 1915, Univ. Ave. Off-Street Parking Assessment, 5.00%, 9/2/28	585	637
Palomar Pomerado Health, GO, Zero Coupon, 8/1/25 (10)	5,000	3,226
Pasadena, 6.25%, 1/1/18	1,080	1,191
Pasadena, COP, 5.00%, 2/1/33	1,980	2,125
Pittsburg Unified School Dist., GO, 5.625%, 8/1/39 (1)	2,400	2,735
Placentia PFA, 5.75%, 9/1/15 (6)	3,160	3,313
Port of Oakland, 5.125%, 5/1/30 (2)	1,325	1,459
Port of Oakland, 5.125%, 5/1/31 (2)	1,250	1,366
Port of Oakland, Inter Lien, 5.00%, 11/1/24 (2)(8)	3,000	3,337
Rancho Cucamonga Redev. Agency, Housing Set-Aside 5.00%, 9/1/34 (8)	1,005	1,042
Ridgecrest Redev. Agency, Tax Allocation, GO, 6.25%, 6/30/37	2,000	2,233
Riverside Community College Dist., 5.50%, 8/1/29 (Prerefunded 8/1/14) (3)(8)	3,215	3,244
Riverside County Redev. Agency, Housing Set-Aside 6.00%, 10/1/39	2,250	2,481
Riverside County Redev. Agency, Interstate 215 Corridor Redev. 6.50%, 10/1/40	1,000	1,109

Riverside County Redev. Agency, Tax Desert Community 6.00%, 10/1/37	2,225	2,370
Roseville, Water Utility, 5.00%, 12/1/19 (8)	750	825
Roseville Natural Gas Fin. Auth., Merrill Lynch, 5.00%, 2/15/21	1,170	1,311
Roseville Natural Gas Fin. Auth., Merrill Lynch, 5.00%, 2/15/26	1,000	1,130
Sacramento City Fin. Auth., 5.00%, 12/1/21 (9)	3,985	4,243
Sacramento City Fin. Auth., 5.40%, 11/1/20	6,000	6,777
Sacramento Cogeneration Auth., Procter & Gamble 5.00%, 7/1/19	700	821
Sacramento Cogeneration Auth., Procter & Gamble 5.25%, 7/1/20	700	837
Sacramento County Sanitation Dist. Fin. Auth., VR 0.688%, 12/1/35 (9)	1,000	854
Saddleback Valley Unified School Dist. PFA, 6.00%, 9/1/15 (1)	1,375	1,464
San Buenaventura, Community Memorial Health 8.00%, 12/1/31	1,300	1,568
San Diego County Regional Airport Auth., 5.00%, 7/1/38 (2)	2,000	2,161
San Diego County Regional Airport Auth., 5.00%, 7/1/40	3,000	3,221
San Diego Public Fac. Fin. Auth., 5.00%, 4/15/37	4,000	4,290
San Diego Public Fac. Fin. Auth., City Water Utility 5.25%, 8/1/38	4,000	4,500
San Diego Public Fac. Fin. Auth., City Water Utility 5.75%, 8/1/35	3,500	4,139
San Diego Public Fac. Fin. Auth., Sewer Utility, 5.50%, 5/15/23	2,000	2,396
San Diego Redev. Agency, Naval Training Center, Tax Allocation 5.50%, 9/1/30	1,000	1,094
San Diego Redev. Agency, Naval Training Center, Tax Allocation 5.75%, 9/1/40	2,000	2,161
San Francisco City & County Airports Commission 5.00%, 5/1/40	2,000	2,133
San Francisco City & County Airports Commission 5.25%, 5/1/25 (10)	1,500	1,729
San Francisco City & County Airports Commission, Int'l. Airport 6.00%, 5/1/39	3,000	3,562

San Francisco City & County Redev. Agency, Mission Bay North 6.50%, 8/1/27	405	489
San Francisco City & County Redev. Agency, Mission Bay North 6.75%, 8/1/33	410	495
San Francisco City & County Redev. Agency, Mission Bay South 6.625%, 8/1/27	330	373
San Francisco City & County Redev. Agency, Mission Bay South 7.00%, 8/1/33	500	566
San Francisco Municipal Transportation Agency, 5.00%, 3/1/37	2,000	2,218
San Jose, El Parador Apartments, 6.10%, 1/1/31 (2)	1,420	1,420
San Jose Redev. Agency, Housing Set-Aside, 5.50%, 8/1/35	2,100	2,242
San Mateo, Community Fac. Dist. #2008-1, 5.375%, 9/1/38	2,000	2,176
San Mateo, Community Fac. Dist. #2008-1, 6.00%, 9/1/42	2,000	2,255
San Mateo County Community College Dist., GO Zero Coupon, 9/1/29 (8)	5,000	2,880
San Mateo County Joint Powers Fin. Auth., Maple Street 5.00%, 6/15/31	1,075	1,234
Santa Margarita Water Dist., Village of Sendero 5.625%, 9/1/36	1,205	1,323
Santa Monica Redev. Agency, Earthquake Recovery 5.875%, 7/1/36	1,390	1,602
Santa Monica Redev. Agency, Earthquake Recovery 5.875%, 7/1/42	1,500	1,714
Southern California Public Power Auth., 5.00%, 7/1/35	2,000	2,228
Southern California Public Power Auth., 5.00%, 7/1/40	2,075	2,270
Southern California Public Power Auth., Los Angeles Dept. of Water & Power, 5.00%, 7/1/29	4,500	5,206
Sunnyvale, Solid Waste Management, 5.50%, 10/1/17 (2)(6)	1,890	1,897
Tobacco Securitization Auth. of Southern California, Tobacco Industry, 5.125%, 6/1/46	2,500	1,981
Torrance, Memorial Medical Center, 5.00%, 9/1/40	2,000	2,097
Univ. of California Regents, 5.00%, 5/15/30	2,000	2,293
Univ. of California Regents, 5.00%, 5/15/37	4,440	4,925
Univ. of California Regents, 5.00%, 5/15/48 (Tender 5/15/23)	3,700	4,530

Univ. of California Regents Medical Center, 5.00%, 5/15/26	2,225	2,437
Walnut Energy Center Auth., Turlock Irrigation Dist. 5.00%, 1/1/35	3,000	3,214
Washington Township Health Care Dist., 6.25%, 7/1/39	1,500	1,655
Washington Unified School Dist., New High School, COP 5.125%, 8/1/37 (6)	2,000	2,080
West Sacramento Fin. Auth., 5.00%, 9/1/26 (11)	2,370	2,550
Whittier Health Fac., Presbyterian Intercommunity Hosp. 5.00%, 6/1/16	2,000	2,163
		425,383
VIRGIN ISLANDS 0.7%		
Virgin Islands PFA, 5.00%, 10/1/25	2,000	2,159
Virgin Islands PFA, Diageo, 6.75%, 10/1/37	850	944
		3,103
PUERTO RICO 0.3%		
Puerto Rico, 5.25%, 7/1/27 (Prerefunded 7/1/16) (3)	860	949
Puerto Rico Ind., Tourism, Ed., Medical & Environmental Ascension Health Alliance, 6.375%, 11/15/15	215	216
		1,165
GUAM 0.1%		
Guam, Gov't Obligation, 5.75%, 12/1/34	500	547
		547
Total Municipal Securities (Cost $400,589)		430,198
Total Investments in Securities **99.2% of Net Assets (Cost $400,589)**		**$ 430,198**

‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Municipal Corp.
(2) Interest subject to alternative minimum tax
(3) Prerefunded date is used in determining portfolio maturity.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price California Tax-Free Bond Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price California Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The California Tax-Free Bond Fund (the fund) is a diversified, open-end management investment company established by the trust. The fund commenced operations on September 15, 1986. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and California state income taxes by investing primarily in investment-grade California municipal bonds.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Trustees (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2014:

There were no material transfers between Levels 1 and 2 during the period ended May 31, 2014.

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts. The fund values its derivatives at fair value, as described in Note 2.

Counterparty Risk and Collateral
The fund invests in exchange-traded or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount equal to a certain percentage of the contract value (margin requirement) and the margin requirement must be maintained over the life of the contract. Each clearing broker, in its sole discretion, may adjust the margin requirements applicable to the fund.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies; securities posted by the fund are so noted in the accompanying Portfolio of Investments. As of May 31, 2014, cash of $26,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts
The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, or currency values; and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 5 - FEDERAL INCOME TAXES

At May 31, 2014, the cost of investments for federal income tax purposes was $400,329,000. Net unrealized gain aggregated $29,858,000 at period-end, of which $30,730,000 related to appreciated investments and $872,000 related to depreciated investments.

T. Rowe Price California Tax-Free Money Fund

(Unaudited)

Portfolio of Investments ‡

(Amounts in 000s)

	Par	$ Value
OTHER COMMERCIAL PAPER 19.1%		
California Dept. of Water Resources, TECP, 0.09%, 7/2/14	2,000	2,000
California HFA, Kaiser Permanente, TECP, 0.17%, 6/4/14	1,000	1,000
California HFA, Stanford Hosp. & Clinics, TECP, 0.13%, 6/4/14	1,000	1,000
California State Univ. Institute, TECP, 0.08%, 6/3/14	1,078	1,078
California Statewide CDA, Kaiser Permanente, TECP 0.14%, 8/19/14	1,000	1,000
California Statewide CDA, Kaiser Permanente, TECP 0.14%, 10/3/14	2,000	2,000
California Statewide CDA, Kaiser Permanente, TECP 0.20%, 6/10/14	1,000	1,000
Golden Gate Bridge Highway & Transportation Dist., TECP 0.08%, 6/5/14	1,000	1,000
Golden Gate Bridge Highway & Transportation Dist., TECP 0.09%, 6/5/14	1,000	1,000
Los Angeles Municipal Improvement Corp., TECP 0.09%, 6/19/14	1,000	1,000
Port of Oakland, TECP, 0.09%, 6/6/14	1,000	1,000
Port of Oakland, TECP, 0.09%, 9/4/14	1,100	1,100
San Francisco City & County Airports Commission, TECP 0.07%, 7/9/14	1,000	1,000
Total Other Commercial Paper (Cost $15,178)		15,178
OTHER MUNICIPAL DEBT 32.0%		
California Dept. of Water Resources, Central Valley 4.00%, 12/1/14	100	102
California Dept. of Water Resources, Central Valley 5.00%, 12/1/14	465	476
California EFA, Univ. of Southern California, VRTR 0.07%, 6/6/14 (1)	655	655
California EFA, Univ. of Southern California, VRTR 0.07%, 6/6/14 (1)	45	45
California HFA, Lucile Packard Children's Hosp. 4.00%, 8/15/14	250	252
California HFA, Memorial Health, 4.00%, 10/1/14	310	314

California HFA, Scripps Health, 4.00%, 11/15/14	100	102
California HFA, Stanford Hosp. & Clinics, 0.13%, 7/9/14	2,000	2,000
California HFA, Stanford Hosp. & Clinics, 2.00%, 8/15/14	450	452
California HFA, Stanford Hosp. & Clinics, 5.00%, 11/15/14	100	102
California Public Works Board, 5.00%, 11/1/14	3,500	3,571
California Public Works Board, 5.00%, 4/1/15	100	104
California Public Works Board, 5.00%, 5/1/15	165	172
California Public Works Board, Dept. of Corrections 5.00%, 6/1/14 (2)	1,005	1,005
Contra Costa Water Auth., Water Treatment, 1.00%, 10/1/14	1,900	1,905
JPMorgan Chase, Providence Health & Services, VRTR 0.07%, 6/6/14	1,000	1,000
JPMorgan Chase, Univ. of California Regents, VRTR 0.07%, 6/6/14 (1)	1,000	1,000
Los Angeles Community College Dist., GO, 3.00%, 8/1/14	1,000	1,005
Los Angeles County Metropolitan Transportation Auth. 4.00%, 7/1/14	1,490	1,495
Massachusetts, 5.00%, 3/1/15	335	347
Metropolitan Water Dist. of Southern California, 5.00%, 7/1/14	525	527
Metropolitan Water Dist. of Southern California, GO 4.00%, 3/1/15	150	154
New York Liberty Dev. Corp., World Trade Center 0.15%, 3/19/15	1,500	1,500
Orange County Sanitation Dist., COP, 2.00%, 10/16/14	1,000	1,007
Orange County Sanitation Dist., VRTR, 0.09%, 6/6/14 (1)	1,650	1,650
Orange County Sanitation Dist., Wastewater, 4.00%, 8/1/14	190	191
Univ. of California Regents, 3.00%, 5/15/15	100	103
Univ. of California Regents, 5.00%, 5/15/15	650	680
Univ. of California Regents Medical Center, 4.00%, 5/15/15	875	906
Wells Fargo Stage Trust Metropolitan Washington Airports Auth., 0.18%, 8/14/14 (1)(3)	1,495	1,495

Wells Fargo Stage Trust, Univ. of Southern California, VRTR 0.07%, 6/6/14 (1)	1,200	1,200
Total Other Municipal Debt (Cost $25,517)		25,517

VARIABLE RATE DEMAND NOTES 49.1%

Bay Area Toll Auth., San Francisco, VRDN, 0.03%, 6/6/14	1,300	1,300
Bay Area Toll Auth., San Francisco, VRDN, 0.03%, 6/6/14	1,475	1,475
California HFA, Dignity Health, Catholic Healthcare, VRDN 0.05%, 6/6/14	1,000	1,000
California HFA, Memorial Health, VRDN, 0.05%, 6/6/14	3,190	3,190
California HFA, Saint Joseph Health, VRDN, 0.06%, 6/2/14	1,000	1,000
California HFA, Scripps Health, VRDN, 0.04%, 6/6/14	500	500
California HFA, Scripps Health, VRDN, 0.05%, 6/6/14	1,150	1,150
California Housing Fin. Agency, Multi-Family, VRDN 0.05%, 6/6/14	2,400	2,400
California Housing Fin. Agency, Multi-Family, VRDN 0.05%, 6/6/14	2,105	2,105
California Housing Fin. Agency, Multi-Family, VRDN 0.06%, 6/6/14 (3)	1,300	1,300
California Housing Fin. Agency, Single Family, VRDN 0.07%, 6/6/14 (3)	695	695
California Housing Fin. Agency, Single Family, VRDN 0.07%, 6/6/14 (3)	2,300	2,300
California Infrastructure & Economic Dev. Bank Pacific Gas & Electric, VRDN, 0.04%, 6/2/14	3,000	3,000
California Statewide CDA Community Hosp. Monterey Peninsula, VRDN, 0.05%, 6/6/14	2,200	2,200
East Bay Municipal Utility Dist., VRDN, 0.05%, 6/6/14	1,500	1,500
East Bay Municipal Utility Dist., VRDN, 0.05%, 6/6/14	1,000	1,000
Los Angeles Community Redev. Agency, Promenade Towers VRDN, 0.04%, 6/6/14	2,275	2,275
Los Angeles Dept. of Water & Power, Waterworks, VRDN 0.04%, 6/6/14	2,300	2,300

Los Angeles Dept. of Water & Power, Waterworks, VRDN 0.05%, 6/2/14	300	300
Sacramento Suburban Water Dist., VRDN, 0.06%, 6/6/14	3,550	3,550
San Francisco City & County Airports Commission, VRDN 0.03%, 6/6/14	1,000	1,000
San Francisco City & County Airports Commission, VRDN 0.04%, 6/6/14	2,000	2,000
San Francisco City & County Fin. Corp., Moscone Center, VRDN 0.03%, 6/6/14	1,595	1,595
Total Variable Rate Demand Notes (Cost $39,135)		39,135
Total Investments in Securities		
100.2% of Net Assets (Cost $79,830)		**$ 79,830**

‡ Par is denominated in U.S. dollars unless otherwise noted.

(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $6,045 and represents 7.6% of net assets.

(2) Insured by Syncora Guarantee

(3) Interest subject to alternative minimum tax

CDA Community Development Administration/Authority

COP Certificate of Participation

EFA Educational Facility Authority

GO General Obligation

HFA Health Facility Authority

TECP Tax-Exempt Commercial Paper

VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price (generally par) on specified dates (generally daily or weekly) upon required notification; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity.

VRTR Variable Rate Trust Receipt is a synthetic variable rate instrument which entitles the holder to sell the security to the special purpose trust that issued it (or to the trust's agent) at a predetermined price (generally par) on specified dates (generally daily or weekly) upon required notification; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end; and maturity date shown is final maturity.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price California Tax-Free Money Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price California Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The California Tax-Free Money Fund (the fund) is a diversified, open-end management investment company established by the trust. The fund commenced operations on September 15, 1986. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and California state income taxes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Trustees (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. On May 31, 2014, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At May 31, 2014, the cost of investments for federal income tax purposes was $79,830,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price California Tax-Free Income Trust

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date July 28, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date July 28, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date July 28, 2014